4. FINANCIAL INSTRUMENTS AND RISK MANAGEMENT (Details 8) R$ in Millions		12 Months Ended
		Dec. 31, 2017 BRL (R$) T	Dec. 31, 2016 BRL (R$)
Disclosure of detailed information about hedges [line items]
Fair value	[1]	R$ (209.0)	R$ (331.5)
Designated as Cash Flow Hedge [Member] | USD
Disclosure of detailed information about hedges [line items]
Fair value		(2.6)
Designated as Cash Flow Hedge [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Fair value		R$ (1.6)
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Jan-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		January 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Jan-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (60.0)
Average US$		3.4500
Fair value		R$ (2.0)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Jan-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		January 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Jan-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 60.0
Average US$		3.1900
Fair value		R$ 0.9
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Feb-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		February 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Feb-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (61.8)
Average US$		3.3660
Fair value		R$ (3.2)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Feb-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		February 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Feb-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 61.8
Average US$		3.2501
Fair value		R$ 2.2
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Mar-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		March 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Mar-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (100.0)
Average US$		3.4074
Fair value		R$ (5.6)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Mar-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		March 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Mar-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 100.0
Average US$		3.2894
Fair value		R$ 6.0
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Apr-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Apr-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (40.0)
Average US$		3.4393
Fair value		R$ (2.6)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Apr-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Apr-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 40.0
Average US$		3.3025
Fair value		R$ 3.0
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (40.0)
Average US$		3.4745
Fair value		R$ (3.3)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 40.0
Average US$		3.2250
Fair value		R$ 2.3
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On July-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		July 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On July-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (20.0)
Average US$		3.4930
Fair value		R$ (1.9)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On July-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		July 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On July-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 20.0
Average US$		3.3100
Fair value		R$ 2.0
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Aug-17 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		August 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Aug-17 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (20.0)
Average US$		3.5280
Fair value		R$ (2.0)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Aug-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		August 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Aug-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 20.0
Average US$		3.2900
Fair value		R$ 1.9
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Sep-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		September 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Sep-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (20.0)
Average US$		3.5380
Fair value		R$ (2.2)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Sep-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		September 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Sep-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 20.0
Average US$		3.2800
Fair value		R$ 1.9
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Apr-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On Apr-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (20.0)
Average US$		3.4500
Fair value		R$ (1.3)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Apr-17 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On Apr-17 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 20.0
Average US$		3.2600
Fair value		R$ 1.1
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Designated as Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (20.0)
Average US$		3.4857
Fair value		R$ (1.7)
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Designated as Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 20.0
Average US$		3.3300
Fair value		R$ 2.1
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On Feb-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		February 2018
Quantity Ton | T		10
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On Feb-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		142.91
Fair value
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On Feb-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		February 2018
Quantity Ton | T		(10)
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On Feb-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		122.04
Fair value		R$ (0.2)
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On Apr-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Quantity Ton | T		20
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On Apr-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		146.65
Fair value		R$ 0.1
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On Apr-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		April 2018
Quantity Ton | T		(20)
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On Apr-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		125.39
Fair value		R$ (0.7)
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On June-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Quantity Ton | T		10
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On June-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		145.07
Fair value		R$ 0.2
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On June-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Quantity Ton | T		(10)
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On June-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		126.18
Fair value		R$ (0.5)
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On July-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		July 2018
Quantity Ton | T		10
Designated as Cash Flow Hedge [Member] | Collar - Call (Purchase) Maturity On July-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		141.14
Fair value		R$ 0.2
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On July-18 [Member] | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Maturities		July 2018
Quantity Ton | T		(10)
Designated as Cash Flow Hedge [Member] | Collar - Put (Sale) Maturity On July-18 [Member] | USD | Soybean Meal (NDF) [Member]
Disclosure of detailed information about hedges [line items]
Average US$		129.72
Fair value		R$ (0.7)
Not Designated As Cash Flow Hedge [Member] | USD
Disclosure of detailed information about hedges [line items]
Fair value		R$ (0.6)
Not Designated As Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Not Designated As Cash Flow Hedge [Member] | Collar - Call (Sale) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ (50.0)
Average US$		4.4342
Fair value		R$ (2.0)
Not Designated As Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member]
Disclosure of detailed information about hedges [line items]
Maturities		June 2018
Not Designated As Cash Flow Hedge [Member] | Collar - Put (Purchase) Maturity On June-18 [Member] | USD
Disclosure of detailed information about hedges [line items]
Notional (US$)		R$ 50.0
Average US$		3.6960
Fair value		R$ 1.4

[1]	The fair value determination method used by the Company consists of calculating the future value based on the contracted conditions and determining the present value based on market curves, obtained from the database of Bloomberg, Reuters, Brazil Central Bank and B3.